Loans and Allowance for Loan Losses - Schedule of Allowance For Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Allowance for loan losses:
Beginning balance	$ 23,184	$ 27,050
Charge-offs	(2,765)	(450)
Recoveries	809	977
Provision	0	600
Ending balance	21,228	28,177
Ending balance: attributable to loans individually evaluated for impairment	3,684	4,127
Ending balance: attributable to loans collectively evaluated for impairment	17,544	24,050
Commercial and Industrial
Allowance for loan losses:
Beginning balance	3,576	4,605
Charge-offs	(46)	(185)
Recoveries	63	363
Provision	(529)	(293)
Ending balance	3,064	4,490
Ending balance: attributable to loans individually evaluated for impairment	205	227
Recorded investment: loans individually evaluated for impairment	3,700	1,535
Ending balance: attributable to loans collectively evaluated for impairment	2,859	4,263
Recorded investment: loans collectively evaluated for impairment	220,311	250,709
Construction
Allowance for loan losses:
Beginning balance	3,339	4,342
Charge-offs	(312)	(31)
Recoveries	268	430
Provision	176	487
Ending balance	3,471	5,228
Ending balance: attributable to loans individually evaluated for impairment	961	1,318
Recorded investment: loans individually evaluated for impairment	20,798	10,795
Ending balance: attributable to loans collectively evaluated for impairment	2,510	3,910
Recorded investment: loans collectively evaluated for impairment	118,795	131,694
Real Estate Commercial Mortgage
Allowance for loan losses:
Beginning balance	6,302	6,854
Charge-offs	(751)	(100)
Recoveries	248	57
Provision	(727)	796
Ending balance	5,072	7,607
Ending balance: attributable to loans individually evaluated for impairment	1,126	551
Recorded investment: loans individually evaluated for impairment	27,225	22,029
Ending balance: attributable to loans collectively evaluated for impairment	3,946	7,056
Recorded investment: loans collectively evaluated for impairment	615,120	613,732
Real Estate Residential Mortgage
Allowance for loan losses:
Beginning balance	7,501	7,142
Charge-offs	(1,603)	(96)
Recoveries	220	97
Provision	210	(454)
Ending balance	6,328	6,689
Ending balance: attributable to loans individually evaluated for impairment	1,304	1,984
Recorded investment: loans individually evaluated for impairment	11,127	15,174
Ending balance: attributable to loans collectively evaluated for impairment	5,024	4,705
Recorded investment: loans collectively evaluated for impairment	334,505	336,543
Installment
Allowance for loan losses:
Beginning balance	839	979
Charge-offs	(53)	(38)
Recoveries	10	30
Provision	153	93
Ending balance	949	1,064
Ending balance: attributable to loans individually evaluated for impairment	88	47
Recorded investment: loans individually evaluated for impairment	98	114
Ending balance: attributable to loans collectively evaluated for impairment	861	1,017
Recorded investment: loans collectively evaluated for impairment	169,545	153,060
Unallocated Qualitative
Allowance for loan losses:
Beginning balance	1,627	3,128
Provision	717	(29)
Ending balance	2,344	3,099
Ending balance: attributable to loans collectively evaluated for impairment	$ 2,344	$ 3,099